Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Commitments
Operating lease obligations
	December 31, 2019	December 31, 2018
	(in €)
Commitments for minimum lease payments in relation to non-cancellable leases
Within one year	371,105	282,711
After one year but not more than five years	532,845	292,300
More than five years	—	—
Total	903,951	575,011

Other commitments
	December 31, 2019	December 31, 2018
	(in €)
Commitments for minimum payments in relation to non-cancellable operating contracts or services:
Within one year	10,602,651	19,623,790
After one year but not more than five years	13,844,857	9,683,700
More than five years	—	—
Total	24,447,508	29,307,490